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June 30, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:     Ms. Patsy Mengiste
          Document Control - EDGAR

RE:       AXP Stock Fund, Inc.
          File No. 2-11358/811-498

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement of Amendment has been filed electronically.

Sincerely,

AXP STOCK FUND, INC.



/s/ Leslie L. Ogg
    Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/KW/ps